Share Based Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Payments [Line Items]
Share-based payment charges	$ 910,000
Restricted Stock Units [Member]
Share Based Payments [Line Items]
Restricted stock instruments	1,476,000
Share - based payment transactions	910,000
Warrants [Member]
Share Based Payments [Line Items]
Share-based payment charges	25,000
Tiziana Life Sciences PLC Share Option Plan [Member]
Share Based Payments [Line Items]
Share based payment transactions	681,000
share option forfeiture	159,000	703,000	1,199,000
Tiziana Life Sciences Ltd Share Option Plan [Member]
Share Based Payments [Line Items]
Share based payment transactions		962,000
share option forfeiture	421,000	1,019,000	332,000
Options exercised	123,000
Restricted stock instruments	653,000	974,000	1,176,000
Black-Scholes-Merton Valuation model [Member] | Tiziana Life Sciences PLC Share Option Plan [Member]
Share Based Payments [Line Items]
Total outstanding fair value charge	$ 1,893	$ 2,602,000	$ 3,223,000